Basis of Presentation and Summary of Significant Accounting Policies (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Advertising Costs
Advertising expense	$ 464,000,000	$ 396,000,000	$ 363,000,000
Previously reported advertising expense		342,000,000	317,000,000
Maximum
Share-Based Payment
Requisite service period over which compensation expense for stock based awards is recognized (in years)	3 years
Market Concentrations and Credit Risk
Amount of credit extended to individual residential subscribers	$ 200
Minimum
Income Taxes
Percentage of likelihood of realization that the tax position must exceed in order for the amount to be recognized	50.00%